Note 2 - Revenue - Taxes Associated With Natural Gas Utility Services (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Gross Receipts Tax Amounts	$ 109.8	$ 94.0	$ 91.5
Spire Missouri [Member]
Gross Receipts Tax Amounts	79.6	64.3	63.5
Spire Alabama Inc [Member]
Gross Receipts Tax Amounts	$ 25.5	$ 25.1	$ 23.3